Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred tax assets
Licensed copyrights		¥ 1,191	¥ 574
Tax losses carried forward and others		9,467	5,969
Total deferred tax assets, gross		10,658	6,543
Valuation allowance		(8,476)	(5,505)
Total deferred tax assets		2,182	1,038
Deferred tax liabilities
Identifiable intangible assets		(9,181)	(2,358)
Withholding tax on undistributed earnings		(8,375)	(6,377)
Available-for-sale securities and others		(1,756)	(1,626)
Total deferred tax liabilities	$ (3,079)	(19,312)	(10,361)
Net deferred tax liabilities		¥ (17,130)	¥ (9,323)
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 28,600	¥ 28,200
Singapore
Income tax
Accumulated tax losses of subsidiaries		3,343
Indonesia
Income tax
Accumulated tax losses of subsidiaries		2,412
Hong Kong
Income tax
Accumulated tax losses of subsidiaries		1,755
PRC
Income tax
Accumulated tax losses of subsidiaries		¥ 17,672